FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 1999

                             Check here if Amendment[x]:

                        This Amendment (Check only one.):

                              [x] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                         312 West State Street, Suite B
                            Kennett Square, PA 19348



                            Form 13F File Number: 28-
                            -------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                    statements, schedules, lists, and tables,
                        are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:



/s/Ronald Juvonen
-----------------------------
Ronald Juvonen

Kennett Square, PA
-----------------------------

As of November 15, 1999
----------------------------


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:                  39

Form 13F Information Table Value Total:              $ 96,301 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.

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                                                      FORM 13F INFORMATION TABLE

                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
 NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED   NONE
 --------------          --------------   -----   ----------------  ----------------  --------    ----    ------   ----

AIR EXPRESS INT'L CORP     COM         009104100   612.56   27000   SH          SOLE              27000
ASPECT DEVELOPMENT INC     COM         045234101   301.22   11900   SH          SOLE              11900
ASHWORTH INC               COM         04516H101   969.95  204200   SH          SOLE             204200
CCC INFO SRVC GRP INC      COM         12487Q109   6788.3  514750   SH          SOLE             514750
CCC INFO SRVC GRP INC      COM         12487Q109   2571.6  195000   SH          SOLE             195000
CENTURA SOFTWARE CORP      COM         15640W103   27.188   30000   SH          SOLE              30000
EGGHEAD INC                COM         282330109   140      20000   SH          SOLE              20000
EAGLE USA AIRFREIGHT       CALL        270018904   618.75   10000   SH      CALLSOLE              10000
EAGLE USA AIRFREIGHT INC   COM         270018104   2005.8   67000   SH          SOLE              67000
GENTEX CORP                CALL        371901909   118.75   10000   SH      CALLSOLE              10000
GENTEX CORP                COM         371901109   9605.2  465000   SH          SOLE             465000
GENTEX CORP                COM         371901109   3573.5  173000   SH          SOLE             173000
HA-LO INDUSTRIES INC       COM         404429102   2390.6  382000   SH          SOLE             382000
HA-LO INDUSTRIES INC       COM         404429102   93.75    15000   SH          SOLE              15000
HYPERION SOLUTIONS         CALL        44914M904   90.63     5000   SH      CALLSOLE               5000
HYPERION SOLUTIONS         COM         44914M104   7927.7  360350   SH          SOLE             360350
HYPERION SOLUTIONS         COM         44914M104   1530    115000   SH          SOLE             115000
INVESTMENT TECH GRP INC    COM         461450108   8194.9  356300   SH          SOLE             356300
INVESTMENT TECH GRP INC    COM         461450108   2730.3  118000   SH          SOLE             118000
INFOUSA INC NEW            CL A        456818202   1129.3  167300   SH          SOLE             167300
INFOUSA INC NEW            CL A        456818202   172.13   25500   SH          SOLE              25500
INFOUSA INC NEW            CL B        456818103   486.75   70800   SH          SOLE              70800
CIRCUIT CITY STORES INC    CARMAX      172737306   754.65  223600   SH          SOLE             223600
CIRCUIT CITY STORES INC    CARMAX      172737306   371.25  110000   SH          SOLE             110000
MOORE HANDLEY INC          COM         615762101   223.09  121000   SH          SOLE             121000
IMS HEALTH INC             COM         449934108   6227.8  273000   SH          SOLE             273000
IMS HEALTH INC             COM         449934108   1482.8   65000   SH          SOLE              65000
REXALL SUNDOWN INC         COM         761648104   4112.4  334000   SH          SOLE             334000
REXALL SUNDOWN INC         COM         761648104   1108.1   90000   SH          SOLE              90000
TRAVIS BOATS & MOTORS INC  COM         894363100   2865.4  297700   SH          SOLE             297700
TRAVIS BOATS & MOTORS INC  COM         894363100   928.81   96500   SH          SOLE              96500
TECHNOLOGY SOLUTIONS INC   COM         87872T108   3463.5  245200   SH          SOLE             245200
TECHNOLOGY SOLUTIONS INC   COM         87872T108   1765.6  125000   SH          SOLE             125000
WHOLE FOODS MARKET INC     COM         966837106   8290.78 172500   SH          SOLE             172500
VALUE AMERICA INC          COM         92038N102   956.25   75000   SH          SOLE              75000
WHOLE FOODS MARKET INC     COM         966837106   6962.6  212800   SH          SOLE             212800
WHOLE FOODS MARKET INC     COM         966837106   1145.2   35000   SH          SOLE              35000
WABASH NATIONAL CORP       COM         929566107   2537    124900   SH          SOLE             124900
WABASH NATIONAL CORP       COM         929566107   1027.8   50600   SH          SOLE              50600
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